STOCK OPTIONS PLAN (Details) - 12 months ended Dec. 31, 2025 $ in Thousands	USD ($) shares	ARS ($) shares
STOCK OPTIONS PLAN
Shares granted	13,132,218	13,132,218
Weighted average grant date fair value | $	$ 1.249
Stock options
STOCK OPTIONS PLAN
Shares available for grant	4,574,782	4,574,782
Weighted average grant date fair value | $		$ 1,249
Share-based payment expense | $		$ 4,848,469
Stock options | Minimum
STOCK OPTIONS PLAN
Share exercise period	7 years	7 years
Stock options | Maximum
STOCK OPTIONS PLAN
Share exercise period	8 years	8 years
Stock options | Class B Shares
STOCK OPTIONS PLAN
Shares authorized	17,707,000	17,707,000
Shares granted	13,132,218	13,132,218